11. Subsequent Events	9 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
11. Subsequent Events

In accordance with Accounting Standards Codification Topic No. 855 “Subsequent Events” (ASC 855), the Company has evaluated subsequent events through the time between the end of the reporting period and November 14, 2013 and has found the following events to report:

On October 16, 2013, Magna converted $25,000 of the $406,271 Magna Note into 202,429 shares of Common Stock. On November 11, 2013, Magna converted an additional $25,000 of the $406,271 Magna Note into 202,429 shares of Common Stock.

In October 2013 the Board of Directors of the Company approved the sale of up to an additional 50,000 Preferred Series “A” Shares of the Company (Series “A” Shares) at a purchase price of $5.00 per share. Each Series “A” Share is convertible into 100 shares of Company Common Stock upon the satisfaction of certain terms and conditions.  The Series “A” Shares were offered to small group of accredited investors already familiar with the Company in a private placement transaction exempt from registration under Section 4(2) of the Securities Act of 1933.  The termination date of the offering was October 31, 2013. The offering was only available to this small group of accredited investors and this disclosure does not constitute an offer to sell securities to any persons whatsoever. As of October 31, 2013, 50,000 subscriptions had been sold for $250,000, $210,000 in debt conversion and $40,000 in cash proceeds.

Resignation of Officers

·	On January 29, 2013, Gonzalo Troncoso resigned his position as Chief Executive Officer of the Company. His resignation from the Chief Executive Officer position is not the result of a disagreement with the Company.

·	On January 29, 2013, Myoung Won Sohn resigned his position as President of the Company. His resignation from the President position is not the result of a disagreement with the Company.

·	On January 29, 2013 Larry A. Zielke resigned his position as Senior Vice President and General Counsel of the Company. His resignation from the Senior Vice President and General Counsel positions is not the result of a disagreement with the Company.

Appointment of Officers

·	On January 29, 2013, William Farley was appointed Chief Executive Officer of the Company.

·	On January 29, 2013, Gonzalo Troncoso was appointed President of the Company.

Resignation of Directors

·	On January 29, 2013, the Board of Directors accepted the resignations of Myoung Won Sohn and Juan Carlos Camus Villegas as members of the Board of Directors. None of these resignations are the result of a disagreement with the Company.

On January 29, 2013 the size of the Board of Directors was set at seven members.

Appointment of Directors

·	On January 29, 2013, William Farley was appointed as a member of the Board of Directors and its Chairman.

·	On January 29, 2013, Todd Sluzas was appointed as a member of the Board of Directors.

·	On January 29, 2013, Martin Pajor was appointed as a member of the Board of Directors.

As previously reported, the Company had been engaged in litigation in the Supreme Court of New York in the County of Westchester (“the Court”), Index No. 11139/2009, in the matter Steeneck v. Power-Save and Engelbrecht. The claim was brought before the Court on or about May 8, 2009, although the defendants were never notified of the action until September 2012. The Company was informed on January 18, 2013 that on January 10, 2013 the Court filed and entered a Decision & Order stating that the statute of limitations of the action had expired and that the plaintiff is not entitled to the relief he was seeking. The plaintiff’s motion was denied and the case is now marked disposed by the court.

In January and February 2013, Walker sold an additional $270,988 of their loans to Magna Group LLC (“Magna”) in three increments of $125,000 and $145,988, and the Company issued to Magna a series of convertible notes (the “Magna Notes”) for the principal amount which bear interest at the rate of 8% per annum. These Magna Notes are convertible into stock of the Company at a discount of 37.5% from the lowest Trading Price the day prior to the execution of the Magna Notes and contain a one-time price reset which allows Magna to take a 37.5% discount from the lowest trading price on the day prior to the day the investor choses to exercise the reset. In January, February and March 2013 Magna elected to convert $265,000 of their loans and $1,338 in accrued interest into 783,668 shares of Common Stock, $205,988 in principal remains due under the Magna Notes.

As previously reported, on March 1, 2013, the Company and Global Investments I, LLC (“Global”) entered into a Stock Purchase Agreement, whereby Global agreed to purchase 818,182 shares of Common Stock at a purchase price of $0.55 per share. More information regarding this agreement can be found in the Company’s Form 8-K filed with the Commission on March 7, 2013.

As previously reported, on March 1, 2013, the Company and Angelique de Maison (“de Maison”) entered into a Stock Purchase Agreement, whereby de Maison agreed to purchase 181,818 shares of Common Stock at a purchase price of $0.55 per share. More information regarding this agreement can be found in the Company’s Form 8-K filed with the Commission on March 7, 2013.